Schedule of Deferred Tax Assets and Liabilities (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Elimination of intercompany profit in inventory	€ 136	€ 119
Elimination of intercompany profit in fixed assets	68	122
Other items	663	689
Net operating loss carryforwards	21,732	19,563
Total deferred tax assets	22,599	20,493
capital leases treated as operating leases for tax	(26)	(76)
Other items	(8)	(11)
Total deferred tax liabilities	(34)	(87)
Net deferred tax assets	22,565	20,406
Valuation allowance for deferred tax assets	(22,543)	(20,375)
Deferred tax assets (liabilities), net of allowance	€ 22	€ 32